UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06336

Franklin Templeton International Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/12

Item 1. Reports to Stockholders.

NOVEMBER 30, 2012

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Templeton International Trust

Sign up for electronic delivery at franklintempleton.com/edelivery

ASSET ALLOCATION

Franklin Templeton Global Allocation Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Templeton Global Allocation Fund

Your Fund's Goal and Main Investments: Franklin Templeton Global Allocation Fund seeks total return. Under normal market conditions, the Fund strategically invests in a diversified core portfolio of equity and fixed income investments, and tactically adjusts the Fund's exposure to certain asset classes, regions, currencies and sectors independent of the investment processes of the core portfolio's investment strategies.

Geographic Breakdown*
Based on Total Investments as of 11/30/12

North America	53.3%
Europe	25.2%
Asia	14.1%
Latin America & Caribbean	3.7%
Australia & New Zealand	1.9%
Middle East & Africa	1.8%

*Shown on a net notional exposure basis. See footnote 1.

We are pleased to bring you Franklin Templeton Global Allocation Fund's semiannual report for the period ended November 30, 2012.

1. Reflects all equity, fixed income and currency positions, including derivatives. The Fund tactically adjusts its exposure to certain asset classes, regions, currencies and sectors through use of various derivative instruments (primarily stock index futures, government bond futures, and currency and currency index forwards and futures). The resulting "net notional" exposure generally illustrates how much of the Fund's assets within each category may be exposed to risk. Notional exposure may differ significantly from amounts included in the Fund's net asset value calculation and reflected in its financial statements. The use of derivative instruments may allow tactical adjustments to be made quickly and efficiently, and the historical data provided may differ significantly from the Fund's current allocations.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

Performance Overview

Franklin Templeton Global Allocation Fund – Class A delivered a +9.86% cumulative total return for the six months ended November 30, 2012. For the same period, the Fund outperformed the +7.80% cumulative total return of its benchmark, a combination of MSCI All Country World Index (ACWI), which measures stock performance in developed and emerging markets; Citigroup World Government Bond Index (WGBI), which measures performance of investment-grade world government bonds; Dow Jones-UBS Commodity Index Total Return[SM] (DJ-UBSCITR[SM]), which measures performance of fully collateralized positions of underlying commodity futures; and Payden & Rygel (P&R) 90 Day U.S. T-Bill Index, a proxy for short-term investments and other net assets.[2] You can find more of the Fund's performance data in the Performance Summary beginning on page 9.

Economic and Market Overview

The pace of growth slowed for most major economies during the period under review. Global developed and emerging stock markets, as measured by the MSCI ACWI, generated robust six-month gains led by strength in Asian and European markets. Hopes for additional accommodation measures from key central banks kept equity markets buoyant through much of the third quarter despite weakened economic activity in Europe, China and various emerging markets. U.S. data offered some relief, with notable improvements in housing and labor markets and an expansion in consumer spending.

European officials addressed market concerns about the toxic link between banks and sovereign bonds by increasing the flexibility of the European Stability Mechanism, mapping out a regional banking union and vowing to do "whatever it takes" to preserve the euro. The U.S. Federal Reserve Board (Fed)

2. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Dow Jones-UBS Commodity Indexes are calculated, distributed and marketed by CME Group Index Services, LLC ("CME Indexes") pursuant to an agreement with UBS Securities, LLC and have been licensed for use. All content of the Dow Jones-UBS Commodity Indexes © CME Group Index Services, LLC and UBS Securities, LLC 2012. "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC and has been licensed for use by CME Indexes. "UBS®" is a registered trademark of UBS AG. The Fund's blended benchmark is currently weighted 50% for the MSCI ACWI, 35% for the Citigroup WGBI, 5% for the DJ-UBSCITR and 10% for the P&R 90 Day U.S. T-Bill Index. For the period from 5/31/12 through 11/30/12, the MSCI ACWI had a +13.06% total return, the Citigroup WGBI had a +2.25% total return, the DJ-UBSCITR had a +11.29% total return, and the P&R 90 Day U.S. T-Bill Index had a +0.04% total return. The indexes are unmanaged and include reinvestment of any dividends or interest. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

4 | Semiannual Report

extended its "Operation Twist" bond-buying program in June and announced a third round of quantitative easing in September, the European Central Bank and the People's Bank of China cut interest rates, and the Bank of England expanded its asset purchase program.

Following the U.S. presidential elections in early November, investor concerns refocused on the approaching "fiscal cliff" and its potential ramifications if automatic tax increases and federal spending cuts take effect in January 2013. In China, a transition of top political leadership coincided with rebounds in industrial output and retail sales growth, but Chinese equity markets failed to keep pace with regional peers as the new leaders agreed to leave economic policies largely unchanged.

In this environment, commodities recovered earlier losses and ended the period generally higher than six months earlier, while the euro gained against the U.S. dollar and the yen. In contrast to earlier periods of market volatility and dollar strength, the U.S. dollar fell against most major currencies during the period.

Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund's overall investments, we employ various other investment managers within Franklin Templeton Investments (subadvisors) who independently manage separate portions of the Fund's core equity and fixed income portfolio in accordance with the following strategies: all-cap U.S. growth equity, non-U.S. growth equity, deep value equity, non-U.S. value equity, emerging markets equity, global fixed income and global low duration fixed income. The allocations to each strategy may change from time to time and are subject to periodic rebalancing due to changing market values of the portfolio's securities or at our discretion.

Under normal market conditions, the Fund's baseline allocation between broad asset classes is 50% global equity (U.S./international/emerging), 35% global fixed income (U.S./international/emerging), 5% commodity-linked instruments, and 10% cash and derivative instruments. We manage portions of the Fund's core portfolio, as well as the Fund's tactical allocation portion, and rebalance the Fund's portfolio to maintain the baseline strategic allocation to various asset classes and investment strategies. We may change the baseline strategic allocation from time to time.

Portfolio Breakdown*
11/30/12

	% of Total Investments
Stocks, Options & Equity Index Futures	**49.7%**
Energy	5.7%
Materials	4.7%
Software & Services	3.6%
Banks	3.5%
Pharmaceuticals, Biotechnology & Life Sciences	3.3%
Capital Goods	3.0%
Diversified Financials	2.3%
Health Care Equipment & Services	2.2%
Insurance	2.1%
Equity Index Futures	4.1%
Other	15.2%
Bonds & Interest Rate Futures	**32.5%**
U.S. Government & Agency Securities	15.0%
Foreign Government & Agency Securities	15.0%
Interest Rate Futures – U.S. Government	-2.4%
Interest Rate Futures – Foreign Government	3.1%
Corporate Bonds	1.8%
Commodities	**4.2%**
Exchange Traded Notes	4.2%
Money Market Funds	**13.6%**

*Shown on a net notional exposure basis. See footnote 1.

Semiannual Report | 5

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell a security for a specific price on a future date.

What is a currency forward contract?

The tactical allocation portion of the Fund is composed of cash and various derivative instruments, which may include currency forwards and futures contracts, equity index futures contracts and government bond futures. We make tactical investment decisions based on quantitative research and a systematic investment strategy driven by bottom-up fundamentals analysis, top-down macroeconomic analysis and short-term sentiment indicators. The tactical allocation portion of the Fund is intended to manage the Fund's overall allocation to equity, fixed income, and cash and to adjust the Fund's country/regional and currency exposures. Although we do not attempt to time the entire market's direction, we keep the flexibility to shift the Fund's net exposure (the value of securities held long less the value of securities held short) depending on which market opportunities look more attractive. The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

Manager's Discussion

For the six-month period ended November 30, 2012, the cumulative total return of Franklin Templeton Global Allocation Fund's multi-asset portfolio exceeded that of its blended benchmark. Contributors to relative performance were broad-based as our equity, fixed income and currency positions each outperformed their respective benchmarks. Our commodities allocation detracted from relative performance as we remained slightly underweighted in commodities while the asset class posted positive returns.

Baseline Strategic Allocation

At period-end, the Fund's largest asset class exposure was to global equities, given their heavy structural weight within our baseline strategic asset allocation. Regionally, our largest equity weightings were in Europe and North America, led by our largest country exposures, which were to the U.S., the U.K. and France. Relative to the blended benchmark, our largest country overweightings were in the U.K., the Netherlands and China, while our largest underweightings were in the U.S., Japan and Canada. Within our fixed income allocation, the largest regional weightings at period-end were to North America and Europe. At the country level, our largest fixed income exposures were to the U.S., South Korea and Poland. Relative to the blended benchmark, our largest country overweightings were in the U.S. and South Korea, which is not part of the Citigroup WGBI, and Malaysia. Our largest fixed income underweightings were in Japan, France and Italy.

Tactical Asset Allocation

At period-end, the tactical asset allocation portion of the portfolio included allocations to global equities and fixed income in developed markets, in addition to currency positions. Equity allocations, through the use of index

6 | Semiannual Report

futures, included long positions in German, Dutch, Italian, U.K. and Hong Kong stocks and short positions in Swiss, Canadian, Japanese and U.S. stocks. Within fixed income, we maintained long futures positions in German bunds and Japanese and Australian government bonds, as well as short futures positions in U.K., Canadian and U.S. government bonds. The currency component of the tactical asset allocation included long positions in the U.S. dollar and Norwegian krone and short exposures to the British pound and euro, which we achieved through the use of currency forwards.

Equity

For the overall portfolio, the equity portion contributed to relative performance. An overweighted allocation to European stocks was a large contributor within equity as European markets rallied strongly largely because of a potentially improving fiscal outlook and positive developments in the European debt crisis. Stock selection within Europe also contributed to relative performance, led by holdings in Switzerland, the Netherlands and France. Although equities contributed to relative performance overall, certain equity holdings detracted. For example, stock selection in Asia hurt relative performance as some stocks, such as Hong Kong-based manufacturer Li & Fung and Chinese utility Trina Solar, which is not part of the MSCI ACWI, declined during the period.

Fixed Income

For the overall portfolio, our fixed income holdings also contributed to relative performance, with the bulk arising from security selection in Asia and Europe. We used bond futures to establish a long position in Japanese government bonds and a short position in U.K. government bonds, each of which contributed to relative performance. Despite the positive effect of security selection, our underweighted allocation to European fixed income detracted from relative performance as bond markets in several European countries included in the Citigroup WGBI rallied. Germany was a notable laggard, and our overweighted allocation to bunds detracted from performance.

Currencies

Overall, our currency positions detracted from performance relative to the blended benchmark. As the euro appreciated 5.19% against the U.S. dollar during the period, our short euro position, achieved via currency forward contracts, was a key detractor from relative performance.3 The British pound and Canadian dollar also strengthened against the U.S. dollar, leading our short positions in these currencies to detract from relative performance. Somewhat

3. Source: IDC/Exshare.

Semiannual Report | 7

offsetting the negative effects of euro, pound and Canadian dollar appreciation were long positions in the Australian dollar and Norwegian krone and short exposure to the Japanese yen.

We thank you for your participation in Franklin Templeton Global Allocation Fund and look forward to serving your future investment needs.

Samer Habl

Brent Smith, CFA

Portfolio Management Team
Franklin Templeton Global Allocation Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Performance Summary as of 11/30/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information

Class A (Symbol: FGAAX)	Change	11/30/12	5/31/12
Net Asset Value (NAV)	+$0.94	$10.47	$9.53
Class C (Symbol: n/a)	**Change**	**11/30/12**	**5/31/12**
Net Asset Value (NAV)	+$0.90	$10.39	$9.49
Class R (Symbol: n/a)	**Change**	**11/30/12**	**5/31/12**
Net Asset Value (NAV)	+$0.92	$10.43	$9.51
Advisor Class (Symbol: FGAZX)	**Change**	**11/30/12**	**5/31/12**
Net Asset Value (NAV)	+$0.95	$10.48	$9.53

Semiannual Report | 9

Performance Summary *(continued)*

Performance[1]

*Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. **Class A:** 5.75% maximum initial sales charge; **Class C:** 1% contingent deferred sales charge in first year only; **Class R/Advisor Class:** no sales charges.*

Class A		6-Month	1-Year	Since Inception (9/1/11)
Cumulative Total Return[2]		+9.86%	+7.52%	+5.37%
Average Annual Total Return[3]		+3.56%	+1.31%	-0.55%
Avg. Ann. Total Return (12/31/12)[4]			+4.26%	+0.72%
Value of $10,000 Investment[5]		$10,356	$10,131	$9,931
Total Annual Operating Expenses[6]				
Without Waiver	2.33%			
With Waiver	1.32%			
Class C		**6-Month**	**1-Year**	**Since Inception (9/1/11)**
Cumulative Total Return[2]		+9.48%	+6.60%	+4.26%
Average Annual Total Return[3]		+8.48%	+5.60%	+3.40%
Avg. Ann. Total Return (12/31/12)[4]			+8.91%	+4.46%
Value of $10,000 Investment[5]		$10,848	$10,560	$10,426
Total Annual Operating Expenses[6]				
Without Waiver	3.03%			
With Waiver	2.02%			
Class R		**6-Month**	**1-Year**	**Since Inception (9/1/11)**
Cumulative Total Return[2]		+9.67%	+7.04%	+4.79%
Average Annual Total Return[3]		+9.67%	+7.04%	+3.82%
Avg. Ann. Total Return (12/31/12)[4]			+10.25%	+4.89%
Value of $10,000 Investment[5]		$10,967	$10,704	$10,479
Total Annual Operating Expenses[6]				
Without Waiver	2.53%			
With Waiver	1.52%			
Advisor Class		**6-Month**	**1-Year**	**Since Inception (9/1/11)**
Cumulative Total Return[2]		+9.97%	+7.62%	+5.47%
Average Annual Total Return[3]		+9.97%	+7.62%	+4.36%
Avg. Ann. Total Return (12/31/12)[4]			+10.78%	+5.40%
Value of $10,000 Investment[5]		$10,997	$10,762	$10,547
Total Annual Operating Expenses[6]				
Without Waiver	2.03%			
With Waiver	1.02%			

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to **franklintempleton.com** or call **(800) 342-5236.***

The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly owned by the Fund (Subsidiary). This waiver may not be terminated and will remain in effect for as long as the investment manager's contract with the Subsidiary is in place. Additionally, the investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 1.00% (other than certain nonroutine expenses), until 9/30/13.

10 | Semiannual Report

Performance Summary *(continued)*

Endnotes

All investments involve risks, including possible loss of principal. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund's initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Because the Fund allocates assets to a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. These risks and others are described more fully in the Fund's prospectus. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 11

Your Fund s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The Ending Account Value is derived from the Fund s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading Expenses Paid During Period.
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical Ending Account Value is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund s actual return. The figure under the heading Expenses Paid During Period shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expenses Paid During Period* 6/1/12–11/30/12
Actual	$1,000	$1,098.60	$6.05
Hypothetical (5% return before expenses)	$1,000	$1,019.30	$5.82
Class C			
Actual	$1,000	$1,094.80	$9.87
Hypothetical (5% return before expenses)	$1,000	$1,015.64	$9.50
Class R			
Actual	$1,000	$1,096.70	$7.88
Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.59
Advisor Class			
Actual	$1,000	$1,099.70	$5.26
Hypothetical (5% return before expenses)	$1,000	$1,020.05	$5.06

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.15%; C: 1.88%; R: 1.50%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Semiannual Report | 13

Franklin Templeton International Trust

Financial Highlights

Franklin Templeton Global Allocation Fund

Class A	Six Months Ended November 30, 2012 (unaudited)	Period Ended May 31, 2012[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$ 9.53	$10.00
Income from investment operations[b]:		
Net investment income[c]	0.03	0.06
Net realized and unrealized gains (losses)	0.91	(0.47)
Total from investment operations	0.94	(0.41)
Less distributions from net investment income	—	(0.06)
Net asset value, end of period	$10.47	$ 9.53
Total return[d]	9.86%	(4.09)%
Ratios to average net assets[e]		
Expenses before waiver and payments by affiliates	2.00%	2.85%
Expenses net of waiver and payments by affiliates	1.15%	1.08%
Net investment income	0.72%	0.79%
Supplemental data		
Net assets, end of period (000's)	$21,653	$18,055
Portfolio turnover rate	19.47%	15.34%

[a]For the period September 1, 2011 (commencement of operations) to May 31, 2012.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Highlights *(continued)*

Franklin Templeton Global Allocation Fund

Class C	Six Months Ended November 30, 2012 (unaudited)	Period Ended May 31, 2012[a]
Per share operating performance (for a share outstanding throughout the period)		
Net asset value, beginning of period	$ 9.49	$10.00
Income from investment operations[b]:		
Net investment income (loss)[c]	(0.01)	—[d]
Net realized and unrealized gains (losses)	0.91	(0.48)
Total from investment operations	0.90	(0.48)
Less distributions from net investment income	—	(0.03)
Net asset value, end of period	$10.39	$ 9.49
Total return[e]	9.48%	(4.77)%
Ratios to average net assets[f]		
Expenses before waiver and payments by affiliates	2.73%	3.69%
Expenses net of waiver and payments by affiliates	1.88%	1.92%
Net investment income (loss)	(0.01)%	(0.05)%
Supplemental data		
Net assets, end of period (000's)	$4,880	$3,639
Portfolio turnover rate	19.47%	15.34%

[a]For the period September 1, 2011 (commencement of operations) to May 31, 2012.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton International Trust

Financial Highlights *(continued)*

Franklin Templeton Global Allocation Fund

Class R	Six Months Ended November 30, 2012 (unaudited)	Period Ended May 31, 2012[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$ 9.51	$10.00
Income from investment operations[b]:		
Net investment income[c]	0.01	0.02
Net realized and unrealized gains (losses)	0.91	(0.47)
Total from investment operations	0.92	(0.45)
Less distributions from net investment income	—	(0.04)
Net asset value, end of period	$10.43	$ 9.51
Total return[d]	9.67%	(4.45)%
Ratios to average net assets[e]		
Expenses before waiver and payments by affiliates	2.35%	3.27%
Expenses net of waiver and payments by affiliates	1.50%	1.50%
Net investment income	0.37%	0.37%
Supplemental data		
Net assets, end of period (000's)	$2,088	$1,903
Portfolio turnover rate	19.47%	15.34%

[a]For the period September 1, 2011 (commencement of operations) to May 31, 2012.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Highlights *(continued)*

Franklin Templeton Global Allocation Fund

Advisor Class	Six Months Ended November 30, 2012 (unaudited)	Period Ended May 31, 2012[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$ 9.53	$10.00
Income from investment operations[b]:		
Net investment income[c]	0.03	0.06
Net realized and unrealized gains (losses)	0.92	(0.47)
Total from investment operations	0.95	(0.41)
Less distributions from net investment income	—	(0.06)
Net asset value, end of period	$10.48	$ 9.53
Total return[d]	9.97%	(4.09)%
Ratios to average net assets[e]		
Expenses before waiver and payments by affiliates	1.85%	2.77%
Expenses net of waiver and payments by affiliates	1.00%	1.00%
Net investment income	0.87%	0.87%
Supplemental data		
Net assets, end of period (000's)	$13,871	$12,654
Portfolio turnover rate	19.47%	15.34%

[a]For the period September 1, 2011 (commencement of operations) to May 31, 2012.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Based on average daily shares outstanding.

[d]Total return is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks 46.7%			
Automobiles & Components 0.7%			
[a]BorgWarner Inc.	United States	670	$ 44,421
[a]Brilliance China Automotive Holdings Ltd.	China	114,000	138,267
[a]General Motors Co.	United States	1,570	40,632
[a]Mazda Motor Corp.	Japan	18,000	28,382
Toyota Motor Corp.	Japan	1,500	64,316
			316,018
Banks 3.4%			
[b]Akbank TAS, 144A	Turkey	1,400	6,564
Bank of Nova Scotia	Canada	2,300	129,675
BNP Paribas SA	France	2,770	154,710
China Merchants Bank Co. Ltd., H	China	61,500	117,601
[a]CIT Group Inc.	United States	623	23,082
Hana Financial Group Inc.	South Korea	600	18,624
Itau Unibanco Holding SA, ADR	Brazil	5,600	84,840
KB Financial Group Inc.	South Korea	3,170	104,398
KBC GROEP NV	Belgium	1,664	50,132
[a]Lloyds Banking Group PLC	United Kingdom	84,530	62,980
PNC Financial Services Group Inc.	United States	1,178	66,133
PT Bank Danamon Indonesia Tbk	Indonesia	175,500	98,786
[a]Signature Bank	United States	550	38,588
[a]Societe Generale	France	2,390	86,427
[a]UniCredit SpA	Italy	17,364	80,846
United Bank Ltd.	Pakistan	164,700	143,076
United Overseas Bank Ltd.	Singapore	9,000	138,047
Wells Fargo & Co.	United States	1,810	59,748
			1,464,257
Capital Goods 3.1%			
BAE Systems PLC	United Kingdom	11,140	58,427
Carillion PLC	United Kingdom	9,210	42,963
Danaher Corp.	United States	1,100	59,367
Fastenal Co.	United States	960	40,138
Honeywell International Inc.	United States	200	12,266
Huntington Ingalls Industries Inc.	United States	620	25,327
Hyundai Development Co.	South Korea	6,890	131,753
Itochu Corp.	Japan	6,900	68,962
[a]Kloeckner & Co. SE	Germany	2,090	22,012
Koninklijke Philips Electronics NV	Netherlands	3,510	90,659
MTU Aero Engines Holding AG	Germany	1,600	142,311
Noble Group Ltd.	Hong Kong	160,000	142,243
[a]Oshkosh Corp.	United States	820	24,067
[a]Owens Corning Inc.	United States	1,160	40,113
Pall Corp.	United States	760	45,205
Precision Castparts Corp.	United States	300	55,017
Raytheon Co.	United States	487	27,822
Rockwell Automation Inc.	United States	390	30,904
Roper Industries Inc.	United States	370	41,266
Shanghai Electric Group Co. Ltd.	China	50,000	19,677

18 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)			
Capital Goods (continued)			
Siemens AG	Germany	490	$ 50,535
SIG PLC	United Kingdom	17,810	32,188
Stanley Black & Decker Inc.	United States	392	28,189
TransDigm Group Inc.	United States	240	32,645
[a]United Rentals Inc.	United States	260	10,798
United Technologies Corp.	United States	630	50,469
[a]Vestas Wind Systems AS	Denmark	2,964	14,225
			1,339,548
Commercial & Professional Services 1.0%			
Experian PLC	United Kingdom	8,000	132,983
G4S PLC	United Kingdom	10,850	42,955
Randstad Holding NV	Netherlands	1,110	36,097
SGS SA	Switzerland	70	157,041
[a]Stericycle Inc.	United States	580	54,213
			423,289
Consumer Durables & Apparel 0.7%			
Billabong International Ltd.	Australia	11,834	11,364
Compagnie Financiere Richemont SA	Switzerland	17	1,311
[a]Lululemon Athletica Inc.	Canada	460	33,019
Luxottica Group SpA	Italy	3,600	147,716
Ralph Lauren Corp.	United States	350	54,982
[a]Under Armour Inc., A	United States	1,150	59,604
			307,996
Consumer Services 0.0%[†]			
[a]Chipotle Mexican Grill Inc.	United States	40	10,551
Diversified Financials 2.5%			
Aberdeen Asset Management PLC	United Kingdom	23,000	124,537
Citigroup Inc.	United States	1,152	39,825
Credit Suisse Group AG	Switzerland	6,700	158,625
Deutsche Boerse AG	Germany	2,400	135,184
[a]ING Groep NV	Netherlands	26,675	239,723
[a]IntercontinentalExchange Inc.	United States	230	30,395
JPMorgan Chase & Co.	United States	700	28,756
KIWOOM Securities Co. Ltd.	South Korea	399	23,111
Korea Investment Holdings Co. Ltd.	South Korea	690	25,082
Man Group PLC	United Kingdom	55,200	67,967
Morgan Stanley	United States	2,230	37,620
NYSE Euronext	United States	694	16,205
T. Rowe Price Group Inc.	United States	730	47,209
[a]UBS AG	Switzerland	4,940	77,607
			1,051,846
Energy 5.8%			
Apache Corp.	United States	665	51,265
Baker Hughes Inc.	United States	1,095	47,249
BP PLC	United Kingdom	18,401	127,237
Chevron Corp.	United States	510	53,902

Semiannual Report | 19

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)			
Energy (continued)			
CNOOC Ltd.	China	55,000	$ 117,094
CONSOL Energy Inc.	United States	1,450	45,458
Ensco PLC, A	United States	380	22,127
Ensign Energy Services Inc.	Canada	700	10,156
Fugro NV	Netherlands	1,900	114,002
Gazprom, ADR	Russia	25,700	228,730
Inner Mongolia Yitai Coal Co. Ltd., B	China	19,500	108,362
LUKOIL Holdings, ADR (London Stock Exchange)	Russia	1,850	116,411
Marathon Oil Corp.	United States	2,640	81,444
Marathon Petroleum Corp.	United States	331	19,708
Murphy Oil Corp.	United States	520	29,505
National Oilwell Varco Inc.	United States	470	32,101
Nexen Inc.	Canada	1,600	38,976
Noble Corp.	United States	1,160	40,008
OAO TMK, GDR	Russia	1,300	20,072
PetroChina Co. Ltd., H	China	78,000	104,064
[b]Reliance Industries Ltd., GDR, 144A	India	6,360	186,984
Royal Dutch Shell PLC, A	United Kingdom	1,996	66,896
Royal Dutch Shell PLC, B	United Kingdom	2,110	72,861
Saipem SpA	Italy	3,400	151,361
Schlumberger Ltd.	United States	600	42,972
Statoil ASA	Norway	4,140	101,175
Suncor Energy Inc.	Canada	1,800	58,825
Talisman Energy Inc.	Canada	3,000	33,768
Total SA, B	France	1,850	92,572
Transocean Ltd.	United States	857	39,593
Trican Well Service Ltd.	Canada	1,700	21,018
[a]Whiting Petroleum Corp.	United States	710	29,777
WorleyParsons Ltd.	Australia	5,800	138,433
[a]WPX Energy Inc.	United States	348	5,495
			2,449,601
Food & Staples Retailing 1.8%			
Carrefour SA	France	3,030	74,813
CVS Caremark Corp.	United States	1,699	79,020
Dairy Farm International Holdings Ltd.	Hong Kong	9,900	106,722
The Kroger Co.	United States	2,290	60,090
Tesco PLC	United Kingdom	19,210	100,068
Wal-Mart de Mexico SAB de CV, V	Mexico	31,800	99,775
Wal-Mart Stores Inc.	United States	310	22,326
Walgreen Co.	United States	1,080	36,623
Whole Foods Market Inc.	United States	700	65,352
Woolworths Ltd.	Australia	3,900	119,194
[a]Woolworths Ltd.	Australia	780	1,180
			765,163
Food, Beverage & Tobacco 1.9%			
Altria Group Inc.	United States	1,368	46,252
British American Tobacco PLC	United Kingdom	1,527	80,131

20 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)			
Food, Beverage & Tobacco (continued)			
The Coca-Cola Co.	United States	2,050	$ 77,736
Coca-Cola Enterprises Inc.	United Kingdom	910	28,374
Dr. Pepper Snapple Group Inc.	United States	737	33,054
General Mills Inc.	United States	1,037	42,507
Imperial Tobacco Group PLC	United Kingdom	1,776	71,067
[a]Kraft Foods Group Inc.	United States	339	15,330
Lorillard Inc.	United States	391	47,374
Mead Johnson Nutrition Co., A	United States	370	25,230
Mondelez International Inc., A	United States	1,717	44,453
PepsiCo Inc.	United States	940	65,997
Pernod Ricard SA	France	372	42,120
Philip Morris International Inc.	United States	325	29,211
Univanich Palm Oil PCL, fgn.	Thailand	38,800	119,059
[a]WhiteWave Foods Co., A	United States	2,050	31,098
			798,993
Health Care Equipment & Services 2.3%			
[a]Boston Scientific Corp.	United States	4,570	25,318
[a]Cerner Corp.	United States	700	54,054
Cigna Corp.	United States	1,171	61,208
Cochlear Ltd.	Australia	1,400	110,184
[a]Community Health Systems Inc.	United States	495	14,583
[a]DaVita HealthCare Partners Inc.	United States	370	39,960
[a]Edwards Lifesciences Corp.	United States	290	25,163
Elekta AB, B	Sweden	11,200	161,885
Essilor International SA	France	1,100	106,222
[a]Express Scripts Holding Co.	United States	740	39,849
Getinge AB, B	Sweden	4,137	133,399
[a]IDEXX Laboratories Inc.	United States	300	28,041
[a]Intuitive Surgical Inc.	United States	90	47,610
McKesson Corp.	United States	330	31,175
Medtronic Inc.	United States	1,576	66,365
Stryker Corp.	United States	234	12,673
WellPoint Inc.	United States	460	25,714
			983,403
Household & Personal Products 0.7%			
Avon Products Inc.	United States	1,604	22,376
Hengan International Group Co. Ltd.	China	15,000	135,964
Reckitt Benckiser Group PLC	United Kingdom	1,900	119,469
			277,809
Insurance 2.2%			
ACE Ltd.	United States	1,495	118,449
Admiral Group PLC	United Kingdom	8,000	143,365
Aegon NV	Netherlands	12,343	71,001
Aflac Inc.	United States	1,200	63,588
[a]Alleghany Corp.	United States	127	44,577
[a]American International Group Inc.	United States	2,137	70,799

Semiannual Report | 21

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)			
Insurance (continued)			
Aviva PLC	United Kingdom	15,460	$ 86,856
AXA SA	France	5,850	96,130
MetLife Inc.	United States	770	25,556
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	300	51,209
NKSJ Holdings Inc.	Japan	2,250	42,656
Swiss Re AG	Switzerland	1,130	81,393
Zurich Insurance Group AG	Switzerland	105	26,797
			922,376
Materials 4.2%			
Airgas Inc.	United States	240	21,257
Akzo Nobel NV	Netherlands	960	54,860
Anglo American PLC	United Kingdom	4,300	120,410
Antofagasta PLC	Chile	7,100	146,461
Arab Potash Co. PLC	Jordan	1,907	130,421
CRH PLC	Ireland	2,640	48,240
Domtar Corp.	United States	170	13,619
Ecolab Inc.	United States	1,150	82,892
Goldcorp Inc.	Canada	520	20,124
Impala Platinum Holdings Ltd.	South Africa	8,150	132,605
International Paper Co.	United States	1,811	67,261
Linde AG	Germany	158	27,319
MeadWestvaco Corp.	United States	1,110	34,310
POSCO	South Korea	168	50,206
Praxair Inc.	United States	670	71,831
Rexam PLC	United Kingdom	4,260	29,892
Sika AG	Switzerland	75	164,697
Symrise AG	Germany	4,000	139,289
Syngenta AG	Switzerland	380	152,336
Tata Steel Ltd., GDR	India	17,323	129,360
ThyssenKrupp AG	Germany	1,200	24,299
Umicore SA	Belgium	2,600	135,071
			1,796,760
Media 1.4%			
British Sky Broadcasting Group PLC	United Kingdom	3,070	37,346
CBS Corp., B	United States	1,333	47,961
Comcast Corp., Special A	United States	326	11,749
[a]DIRECTV	United States	840	41,748
[a]Discovery Communications Inc., C	United States	1,130	63,596
News Corp., B	United States	2,940	74,147
Reed Elsevier NV	Netherlands	3,730	53,871
Reed Elsevier PLC	United Kingdom	5,000	51,451
Time Warner Cable Inc.	United States	1,453	137,875
The Walt Disney Co.	United States	1,300	64,558
			584,302
Pharmaceuticals, Biotechnology & Life Sciences 3.4%			
Abbott Laboratories	United States	1,050	68,250
Allergan Inc.	United States	690	63,997

22 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)			
Pharmaceuticals, Biotechnology & Life Sciences (continued)			
[a]Biogen Idec Inc.	United States	370	$ 55,163
[a]Celgene Corp.	United States	700	55,013
CSL Ltd.	Australia	2,400	129,515
Eli Lilly & Co.	United States	341	16,723
GlaxoSmithKline PLC	United Kingdom	4,410	94,309
[a]Hospira Inc.	United States	547	16,301
Ipsen SA	France	830	23,592
Lonza Group AG	Switzerland	520	25,054
Merck & Co. Inc.	United States	4,152	183,934
Merck KGaA	Germany	290	38,791
Novartis AG	Switzerland	880	54,460
Novo Nordisk AS, ADR	Denmark	270	42,841
Novo Nordisk AS, B	Denmark	900	142,933
[a]Onyx Pharmaceuticals Inc.	United States	280	21,132
Perrigo Co.	United States	190	19,665
Pfizer Inc.	United States	1,825	45,661
Roche Holding AG	Switzerland	500	98,414
Sanofi	France	1,490	133,051
Teva Pharmaceutical Industries Ltd., ADR	Israel	590	23,806
[a]Waters Corp.	United States	360	30,438
[a]Watson Pharmaceuticals Inc.	United States	820	72,168
			1,455,211
Real Estate 0.8%			
American Tower Corp.	United States	1,000	74,930
Hang Lung Properties Ltd.	Hong Kong	36,000	131,687
Land and Houses PCL, fgn.	Thailand	378,500	118,917
			325,534
Retailing 1.6%			
[a]Amazon.com Inc.	United States	200	50,410
Dick's Sporting Goods Inc.	United States	1,040	54,610
[a]Dollar General Corp.	United States	1,550	77,500
Inditex SA	Spain	1,000	137,078
Kingfisher PLC	United Kingdom	14,180	63,171
Kohl's Corp.	United States	736	32,862
Li & Fung Ltd.	Hong Kong	82,000	135,006
Marks & Spencer Group PLC	United Kingdom	7,250	45,384
[a]Priceline.com Inc.	United States	40	26,526
Tractor Supply Co.	United States	270	24,197
Ulta Salon Cosmetics & Fragrance Inc.	United States	270	27,076
			673,820
Semiconductors & Semiconductor Equipment 1.3%			
ARM Holdings PLC	United Kingdom	10,000	123,970
ASML Holding NV	Netherlands	1,617	101,028
Microchip Technology Inc.	United States	1,000	30,420
Samsung Electronics Co. Ltd.	South Korea	78	101,310
Siliconware Precision Industries Co., ADR	Taiwan	13,520	73,008
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	2,550	44,038

Semiannual Report | 23

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)			
Semiconductors & Semiconductor Equipment (continued)			
[a]Trina Solar Ltd., ADR	China	8,170	$ 23,448
Xilinx Inc.	United States	1,100	38,115
			535,337
Software & Services 3.7%			
[a]ANSYS Inc.	United States	430	28,522
[a]Check Point Software Technologies Ltd.	Israel	2,800	129,276
[a]Cognizant Technology Solutions Corp., A	United States	390	26,220
Dassault Systemes SA	France	1,200	135,777
[a]eBay Inc.	United States	1,020	53,876
Facebook Inc., A	United States	400	11,200
[a]Google Inc., A	United States	151	105,454
Infosys Ltd., ADR	India	3,000	133,350
International Business Machines Corp.	United States	400	76,028
[a]LinkedIn Corp., A	United States	240	25,954
MasterCard Inc., A	United States	180	87,962
MercadoLibre Inc.	Argentina	1,900	136,705
Microsoft Corp.	United States	3,270	87,047
[a]Nuance Communications Inc.	United States	1,500	33,360
Oracle Corp.	United States	1,820	58,422
[a]Red Hat Inc.	United States	600	29,640
The Sage Group PLC	United Kingdom	30,000	149,822
[a]Salesforce.com Inc.	United States	320	50,454
[a,c]Symantec Corp.	United States	1,952	36,620
Trend Micro Inc.	Japan	1,800	46,919
[a]Vantiv Inc., A	United States	1,260	27,304
Visa Inc., A	United States	590	88,329
[a]VMware Inc., A	United States	350	31,832
			1,590,073
Technology Hardware & Equipment 1.8%			
[a]Acme Packet Inc.	United States	1,090	21,746
Apple Inc.	United States	320	187,290
Cisco Systems Inc.	United States	7,296	137,967
[a]EMC Corp.	United States	1,730	42,939
Ericsson, B	Sweden	3,170	29,545
[a]F5 Networks Inc.	United States	210	19,673
[a]Flextronics International Ltd.	Singapore	7,780	45,046
Hewlett-Packard Co.	United States	2,000	25,980
Kingboard Chemical Holdings Ltd.	Hong Kong	20,500	60,837
QUALCOMM Inc.	United States	1,180	75,072
[a]Research In Motion Ltd.	Canada	770	8,932
TE Connectivity Ltd.	United States	1,150	40,468
[a]Trimble Navigation Ltd.	United States	1,020	56,753
Xerox Corp.	United States	5,030	34,254
			786,502

24 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)			
Telecommunication Services 1.2%			
China Mobile Ltd.	China	2,500	$ 28,515
China Telecom Corp. Ltd., H	China	64,000	34,848
France Telecom SA	France	3,990	42,235
Singapore Telecommunications Ltd.	Singapore	20,000	54,242
Telefonica SA	Spain	3,401	44,630
Telenor ASA	Norway	5,760	116,881
Vivendi SA	France	1,715	36,847
Vodafone Group PLC	United Kingdom	54,043	139,515
			497,713
Transportation 0.8%			
A.P. Moller - Maersk AS, B	Denmark	6	42,844
Deutsche Lufthansa AG	Germany	3,560	59,078
DSV AS, B	Denmark	6,600	155,788
[a] Hub Group Inc., A	United States	800	25,896
Kansas City Southern	United States	840	65,646
			349,252
Utilities 0.4%			
E.ON SE	Germany	2,247	40,474
Entergy Corp.	United States	284	18,045
Exelon Corp.	United States	982	29,676
GDF Suez	France	1,490	33,515
NRG Energy Inc.	United States	1,374	28,992
			150,702
Total Common Stocks (Cost $17,991,945)			19,856,056
Preferred Stocks 1.2%			
Banks 0.3%			
Banco Bradesco SA, ADR, pfd.	Brazil	6,000	101,040
Energy 0.2%			
Petroleo Brasileiro SA, ADR, pfd.	Brazil	4,830	84,766
Materials 0.7%			
Vale SA, ADR, pfd., A	Brazil	17,500	299,075
Total Preferred Stocks (Cost $592,589)			484,881
		Number of Contracts	
Options Purchased 0.0%			
Puts – Over-the-Counter			
Diversified Financials 0.0%			
Swiss Market Index, December Strike Price 6532 CHF, Expires 12/21/12	Switzerland	14	—
Swiss Market Index, December Strike Price 6612 CHF, Expires 12/21/12	Switzerland	4	—
Swiss Market Index, December Strike Price 6713 CHF, Expires 12/21/12	Switzerland	5	—
Total Options Purchased (Cost $—)			—

Semiannual Report | 25

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Principal Amount*	Value
Corporate Bonds 1.9%			
Banks 0.3%			
HSBC USA Inc., senior note, 2.375%, 2/13/15	United Kingdom	120,000	$ 123,618
Capital Goods 0.2%			
John Deere Capital Corp., 0.70%, 9/04/15	United States	90,000	90,149
Diversified Financials 0.3%			
GE Capital European Funding, senior note, 4.875%, 3/06/13	United States	100,000 EUR	131,581
Energy 0.2%			
Chevron Corp., senior note, 1.104%, 12/05/17	United States	75,000	75,543
Food & Staples Retailing 0.4%			
Costco Wholesale Corp., senior note, 1.125%, 12/15/17	United States	150,000	150,454
Media 0.4%			
[b]Clear Channel Communications Inc., 144A, 9.00%, 12/15/19	United States	55,000	50,119
The Walt Disney Co., senior note, 1.10%, 12/01/17	United States	110,000	109,824
			159,943
Technology Hardware & Equipment 0.1%			
Hewlett-Packard Co., senior note, 2.35%, 3/15/15	United States	50,000	49,507
Transportation 0.0%[†]			
[b]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	14,000	14,700
American Airlines Pass Through Trust,			
2009-1, A, 10.375%, 7/02/19	United States	1,716	1,781
2011-2, A, 8.625%, 4/15/23	United States	2,820	2,914
			19,395
Total Corporate Bonds (Cost $791,693)			800,190
		Units	
[d]**Exchange Traded Notes (Cost $2,081,357) 4.4%**			
Energy 4.4%			
[a,e,f]iPATH Dow Jones-UBS Commodity Index Total Return ETN, 6/12/36	United States	44,020	1,869,970
		Principal Amount*	
Foreign Government and Agency Securities 14.2%			
Government of Australia, senior bond, 5.50%, 12/15/13	Australia	120,000 AUD	128,738
Government of Canada, 2.00%, 8/01/13	Canada	200,000 CAD	202,622
Government of Hungary,			
5.50%, 2/12/14	Hungary	10,500,000 HUF	48,494
senior note, 4.375%, 7/04/17	Hungary	95,000 EUR	120,989
senior note, 5.75%, 6/11/18	Hungary	10,000 EUR	13,298
senior note, 6.25%, 1/29/20	Hungary	32,000	35,240
senior note, 6.375%, 3/29/21	Hungary	6,000	6,641
Government of Indonesia, FR49, 9.00%, 9/15/13	Indonesia	1,600,000,000 IDR	172,950
Government of Ireland,			
4.60%, 4/18/16	Ireland	8,000 EUR	11,143
5.50%, 10/18/17	Ireland	42,000 EUR	60,456
5.90%, 10/18/19	Ireland	26,000 EUR	37,213
4.50%, 4/18/20	Ireland	40,000 EUR	52,519
5.00%, 10/18/20	Ireland	123,000 EUR	165,926

26 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Principal Amount*	Value
Foreign Government and Agency Securities (continued)			
Government of Ireland (continued)			
senior bond, 4.50%, 10/18/18	Ireland	11,000 EUR	$ 14,923
senior bond, 4.40%, 6/18/19	Ireland	37,000 EUR	48,810
senior bond, 5.40%, 3/13/25	Ireland	122,000 EUR	164,711
Government of Israel, 3.50%, 9/30/13	Israel	730,000 ILS	193,843
Government of Malaysia,			
3.434%, 8/15/14	Malaysia	340,000 MYR	112,505
senior bond, 5.094%, 4/30/14	Malaysia	420,000 MYR	141,996
Government of Mexico,			
9.00%, 6/20/13	Mexico	24,660[g] MXN	195,196
8.00%, 12/19/13	Mexico	38,700[g] MXN	309,120
9.50%, 12/18/14	Mexico	8,600[g] MXN	72,512
Government of Norway, 6.50%, 5/15/13	Norway	1,765,000 NOK	318,023
Government of Poland,			
5.25%, 4/25/13	Poland	1,490,000 PLN	475,353
5.00%, 10/24/13	Poland	460,000 PLN	147,654
5.75%, 4/25/14	Poland	620,000 PLN	202,738
Government of Singapore, senior bond,			
1.625%, 4/01/13	Singapore	570,000 SGD	469,053
0.25%, 2/01/14	Singapore	172,000 SGD	140,900
Government of Sweden,			
1.50%, 8/30/13	Sweden	140,000 SEK	21,186
6.75%, 5/05/14	Sweden	1,550,000 SEK	252,754
[b]Government of Ukraine, 144A, 7.75%, 9/23/20	Ukraine	140,000	146,945
Korea Monetary Stabilization Bond,			
senior bond, 3.90%, 8/02/13	South Korea	181,900,000 KRW	169,272
senior note, 2.78%, 10/02/14	South Korea	71,000,000 KRW	65,530
Korea Treasury Bond, senior bond,			
3.75%, 6/10/13	South Korea	510,000,000 KRW	473,515
3.00%, 12/10/13	South Korea	465,000,000 KRW	430,501
[h]Mexican Udibonos, Index Linked,			
4.50%, 12/18/14	Mexico	539[g] MXN	4,468
5.00%, 6/16/16	Mexico	1,602[g] MXN	14,072
3.50%, 12/14/17	Mexico	1,747[g] MXN	15,087
4.00%, 6/13/19	Mexico	1,650[g] MXN	14,960
2.50%, 12/10/20	Mexico	340[g] MXN	2,839
Queensland Treasury Corp., senior note, 6.00%, 8/21/13	Australia	180,000 AUD	192,053
United Kingdom Treasury Bond, 4.50%, 3/07/13	United Kingdom	120,000 GBP	194,364
Total Foreign Government and Agency Securities (Cost $5,983,278)			6,061,112
U.S. Government and Agency Securities 5.8%			
U.S. Treasury Note,			
0.625%, 7/15/14	United States	1,150,000	1,157,232
0.375%, 3/15/15	United States	150,000	150,340
1.00%, 8/31/16	United States	1,150,000	1,174,348
Total U.S. Government and Agency Securities (Cost $2,459,676)			2,481,920

Semiannual Report | 27

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund	Country	Principal Amount*	Value
Total Investments before Short Term Investments (Cost $29,900,538)			$31,554,129
Short Term Investments 25.8%			
Foreign Government and Agency Securities 1.5%			
[i]Bank of Negara Monetary Note, 12/20/12 - 10/31/13	Malaysia	1,760,000 MYR	571,392
[i]Sweden Treasury Bills, 12/19/12 - 3/20/13	Sweden	420,000 SEK	63,006
Total Foreign Government and Agency Securities (Cost $631,741)			634,398
U.S. Government and Agency Securities 10.0%			
[i]U.S. Treasury Bill,			
[i]12/13/12	United States	800,000	799,990
[i]2/14/13	United States	250,000	249,970
U.S. Treasury Note, 1.375%,			
1/15/13	United States	875,000	876,436
5/15/13	United States	2,300,000	2,313,117
Total U.S. Government and Agency Securities (Cost $4,239,220)			4,239,513
Total Investments before Money Market Funds (Cost $34,771,499)			36,428,040
		Shares	
Money Market Funds (Cost $6,090,432) 14.3%			
[a,k]Institutional Fiduciary Trust Money Market Portfolio	United States	6,090,432	6,090,432
Total Investments (Cost $40,861,931) 100.0%			42,518,472
Options Written (0.1)%			(57,784)
Other Assets, less Liabilities 0.1%			30,455
Net Assets 100.0%			$42,491,143
		Number of Contracts	
[i]**Options Written (0.1)%**			
Calls – Exchange Traded			
Software (0.0)%†			
Symantec Corp., December Strike Price $20, Expires 12/22/12	United States	1	(9)
Calls – Over-the-Counter			
Diversified Financial Services (0.1)%			
Swiss Market Index, December Strike Price 6532 CHF, Expires 12/21/12	Switzerland	14	(43,207)
Swiss Market Index, December Strike Price 6612 CHF, Expires 12/21/12	Switzerland	4	(8,903)
Swiss Market Index, December Strike Price 6713 CHF, Expires 12/21/12	Switzerland	5	(5,665)
			(57,775)
Total Options Written (Premiums Received $38)			$ (57,784)

28 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]Non-income producing.

[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2012, the aggregate value of these securities was $405,312, representing 0.95% of net assets.

[c]A portion or all of the security is held in connection with written option contracts open at November 30, 2012.

[d]See Note 1(e) regarding exchange traded notes.

[e]Security does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.

[f]See Note 1(f) regarding investment in GAF Holdings Corp.

[g]Principal amount is stated in 100 Mexican Peso Units.

[h]Principal amount of security is adjusted for inflation. See Note 1(h).

[i]The security is traded on a discount basis with no stated coupon rate.

[j]Security or a portion of the security has been pledged as collateral for open futures contracts. At November 30, 2012, the value of the securities pledged as collateral was $1,049,960, representing 2.47% of net assets.

[k]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

[l]See Note 1(c) regarding written options.

At November 30, 2012, the Fund had the following financial futures contracts outstanding. See Note 1(c).

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Equity Contracts						
Amsterdam Index	Long	3	$ 262,659	12/21/12	4,868	—
DAX Index	Long	13	3,135,854	12/21/12	60,476	—
FTSE 100 Index	Long	15	1,411,578	12/21/12	13,938	—
FTSE/MIB Index	Long	6	616,695	12/21/12	12,696	—
Hang Seng Index	Long	6	852,481	12/28/12	10,074	—
S&P 500 E-Mini	Short	34	2,404,480	12/21/12	63,449	—
S&P/TSX 60 Index	Short	6	848,004	12/20/12	6,259	—
SPI 200 Index	Long	1	117,845	12/20/12	2,763	—
TOPIX Index	Short	14	1,326,217	12/13/12	—	(64,589)
Unrealized appreciation (depreciation) on equity contracts					174,523	(64,589)
Interest Rate Contracts						
10 Yr. Mini Japan Government Bond	Long	27	4,745,018	12/10/12	20,641	—
Australian 10 Yr. Bond	Long	2	260,882	12/17/12	2,183	—
Canadian 10 Yr. Bond	Short	9	1,238,752	3/19/13	—	(6,642)
Euro-Bund	Long	14	2,599,877	12/6/12	21,750	—
Long Gilt	Short	26	4,971,787	3/26/13	413	—
U.S. Treasury 10 Yr. Note	Short	8	1,069,125	3/19/13	—	(4,149)
Unrealized appreciation (depreciation) on interest rate contracts					44,987	(10,791)
Net unrealized appreciation (depreciation) on financial futures contracts					$144,130	

Semiannual Report | 29

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

At November 30, 2012, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Indian Rupee	JPHQ	Buy	11,380,800	200,037	12/10/12	$ 9,281	$ —
Australian Dollar	DBAB	Buy	885,000	928,232	12/19/12	—	(5,869)
Australian Dollar	DBAB	Buy	1,175,000	1,217,168	12/19/12	7,438	—
British Pound	DBAB	Sell	310,000	492,296	12/19/12	—	(4,375)
British Pound	DBAB	Sell	1,726,000	2,794,266	12/19/12	28,933	—
Canadian Dollar	DBAB	Buy	180,000	180,198	12/19/12	954	—
Canadian Dollar	DBAB	Sell	1,300,000	1,337,231	12/19/12	28,909	—
Euro	DBAB	Sell	896,000	1,152,549	12/19/12	—	(12,994)
Euro	DBAB	Sell	1,604,000	2,099,163	12/19/12	12,634	—
Japanese Yen	DBAB	Sell	65,950,000	842,376	12/19/12	42,255	—
New Zealand Dollar	DBAB	Buy	556,000	457,004	12/19/12	—	(1,032)
New Zealand Dollar	DBAB	Buy	310,000	254,138	12/19/12	91	—
New Zealand Dollar	DBAB	Sell	376,000	310,538	12/19/12	2,183	—
Norwegian Krone	DBAB	Buy	6,134,000	1,067,350	12/19/12	14,226	—
Swedish Krona	DBAB	Buy	4,031,000	612,378	12/19/12	—	(6,752)
Swedish Krona	DBAB	Buy	1,000,000	148,950	12/19/12	1,292	—
Euro	DBAB	Sell	24,773	32,210	1/07/13	—	(22)
Euro	HSBC	Sell	161,915	198,693	1/17/13	—	(11,993)
Euro	BOFA	Sell	16,413	20,378	1/17/13	—	(979)
Euro	FBCO	Sell	7,644	9,626	1/17/13	—	(320)
Euro	DBAB	Sell	4,557	5,724	1/17/13	—	(205)
Euro	BZWS	Sell	1,638	2,029	1/17/13	—	(103)
Euro	SCFX	Sell	647	805	1/17/13	—	(37)
Euro	FBCO	Buy	1,835	2,401	1/17/13	—	(13)
Euro	BOFA	Buy	2,165	2,824	1/17/13	—	(6)
Euro	HSBC	Buy	4,759	6,044	1/17/13	149	—
Euro	FBCO	Buy	15,340	19,692	1/17/13	270	—
Euro	DBAB	Buy	12,853	16,296	1/17/13	429	—
Euro	BOFA	Buy	7,506	9,654	1/17/13	113	—
Euro	BZWS	Buy	2,275	2,937	1/17/13	23	—
Euro	SSBT	Buy	7,784	10,033	1/17/13	96	—
Euro	BZWS	Sell	673	884	1/17/13	8	—
Euro	DBAB	Sell	449	590	1/17/13	6	—
Euro	RBS	Buy	222,000	291,542	1/18/13	—	(2,669)
Polish Zloty	RBS	Buy	400,000	126,711	1/18/13	—	(535)
Euro	BZWS	Sell	17,004	20,979	2/04/13	—	(1,151)
Euro	DBAB	Sell	113,000	149,330	2/11/13	2,257	—
British Pound	HSBC	Sell	180,732	283,305	2/19/13	—	(6,200)
British Pound	BZWS	Sell	8,011	12,587	2/19/13	—	(245)
British Pound	BOFA	Sell	5,406	8,466	2/19/13	—	(193)
British Pound	FBCO	Sell	1,755	2,757	2/19/13	—	(55)
British Pound	SSBT	Buy	3,842	6,181	2/19/13	—	(27)
British Pound	DBAB	Buy	512	826	2/19/13	—	(6)

30 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
British Pound	FBCO	Buy	334	539	2/19/13	$ —	$ (4)
British Pound	DBAB	Sell	688	1,101	2/19/13	—	(1)
British Pound	SSBT	Buy	3,927	6,205	2/19/13	85	—
British Pound	DBAB	Buy	4,100	6,562	2/19/13	6	—
British Pound	DBAB	Sell	2,000	3,222	2/19/13	19	—
British Pound	BOFA	Sell	1,139	1,826	2/19/13	2	—
British Pound	FBCO	Sell	569	912	2/19/13	1	—
Euro	DBAB	Sell	83,517	112,456	3/01/13	3,737	—
Euro	UBSW	Sell	108,000	141,205	3/06/13	607	—
Euro	BZWS	Sell	7,491	9,937	3/07/13	185	—
Euro	DBAB	Sell	40,000	52,652	3/08/13	577	—
Euro	CITI	Sell	25,814	33,950	3/08/13	344	—
Mexican Peso	HSBC	Buy	753,430	56,177	3/08/13	1,534	—
Euro	BZWS	Sell	12,953	17,032	3/11/13	168	—
Malaysian Ringgit	HSBC	Buy	113,809	37,000	3/11/13	171	—
Singapore Dollar	CITI	Sell	39,045	31,955	3/11/13	—	(37)
Singapore Dollar	CITI	Buy	39,045	31,000	3/11/13	993	—
Malaysian Ringgit	JPHQ	Buy	30,630	10,000	3/12/13	3	—
Euro	BZWS	Sell	4,551	5,973	3/15/13	48	—
Malaysian Ringgit	HSBC	Buy	49,054	16,000	3/15/13	17	—
Malaysian Ringgit	DBAB	Buy	38,299	12,432	3/18/13	71	—
Singapore Dollar	BZWS	Sell	40,325	33,013	3/18/13	—	(29)
Singapore Dollar	BZWS	Buy	40,325	32,819	3/18/13	223	—
Euro	CITI	Sell	2,661	3,494	3/19/13	30	—
Euro	BZWS	Sell	4,538	6,024	3/21/13	115	—
Euro	CITI	Sell	9,009	11,886	3/26/13	155	—
Singapore Dollar	MSCO	Sell	28,500	23,329	3/26/13	—	(23)
Singapore Dollar	FBCO	Sell	29,000	23,740	3/26/13	—	(22)
Singapore Dollar	FBCO	Buy	29,000	23,049	3/26/13	714	—
Singapore Dollar	MSCO	Buy	28,500	22,530	3/26/13	823	—
Euro	DBAB	Sell	4,566	6,101	3/28/13	156	—
Euro	DBAB	Sell	2,665	3,556	4/02/13	86	—
Euro	BZWS	Sell	4,483	5,984	4/05/13	146	—
Euro	DBAB	Sell	5,365	7,037	4/11/13	50	—
Euro	HSBC	Sell	5,386	7,126	4/16/13	111	—
Euro	BZWS	Sell	4,457	5,862	4/19/13	57	—
Euro	JPHQ	Sell	865	1,145	4/23/13	18	—
Euro	BZWS	Sell	3,615	4,802	4/30/13	93	—
Euro	CITI	Sell	4,537	5,998	5/07/13	87	—
Euro	CITI	Sell	9,840	12,822	5/13/13	3	—
Euro	BZWS	Sell	3,672	4,736	5/16/13	—	(48)
Euro	BZWS	Sell	12,252	15,670	5/21/13	—	(293)
Euro	BZWS	Sell	6,832	8,747	5/22/13	—	(155)
Euro	JPHQ	Sell	11,547	14,812	5/23/13	—	(233)
Euro	BZWS	Sell	5,324	6,746	5/29/13	—	(191)

Semiannual Report | 31

Franklin Templeton International Trust

Statement of Investments, November 30, 2012 (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

Forward Exchange Contracts *(continued)*

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	BZWS	Sell	9,592	11,928	6/05/13	$ —	$ (572)
Euro	BZWS	Sell	3,708	4,640	6/06/13	—	(192)
Euro	BZWS	Sell	1,929	2,441	6/20/13	—	(73)
Euro	JPHQ	Sell	16,000	19,866	7/31/13	—	(998)
Euro	DBAB	Sell	16,000	19,891	7/31/13	—	(973)
Euro	UBSW	Sell	17,000	20,924	8/01/13	—	(1,245)
Euro	HSBC	Sell	16,000	19,798	8/02/13	—	(1,067)
Chilean Peso	DBAB	Buy	153,440,000	306,451	9/10/13	1,086	—
Euro	DBAB	Sell	805,000	1,017,665	9/10/13	—	(32,574)
Japanese Yen	CITI	Sell	34,544,250	439,886	9/10/13	19,533	—
Japanese Yen	JPHQ	Sell	33,831,600	433,083	9/10/13	21,401	—
Philippine Peso	JPHQ	Buy	10,959,000	260,811	9/10/13	7,552	—
Singapore Dollar	JPHQ	Sell	185,396	151,814	9/10/13	—	(137)
Singapore Dollar	JPHQ	Buy	185,396	148,918	9/10/13	3,033	—
Swedish Krona	DBAB	Buy	3,003,165	348,707 EUR	9/10/13	—	(6,330)
Euro	BZWS	Sell	70,528	90,535	9/12/13	—	(1,481)
Euro	DBAB	Sell	46,000	59,683	10/03/13	—	(349)
Mexican Peso	DBAB	Buy	1,296,000	97,491	10/11/13	—	(414)
Chilean Peso	CITI	Buy	160,137,000	324,000	10/21/13	—	(4,601)
Euro	BZWS	Sell	174,000	229,045	10/21/13	1,917	—
Swedish Krona	BZWS	Buy	480,000	54,830 EUR	10/21/13	75	—
Euro	JPHQ	Sell	17,084	21,876	11/12/13	—	(431)
Japanese Yen	DBAB	Sell	1,634,000	20,637	11/13/13	734	—
Japanese Yen	JPHQ	Sell	1,300,000	16,492	11/13/13	657	—
Euro	DBAB	Sell	21,573	27,541	11/15/13	—	(628)
Euro	DBAB	Sell	6,771	8,699	11/19/13	—	(143)
Euro	JPHQ	Sell	21,301	27,193	11/20/13	—	(621)
Unrealized appreciation (depreciation)						218,970	(109,646)
Net unrealized appreciation (depreciation)						$109,324	

*In U.S. dollars unless otherwise indicated.

See Abbreviations on page 51.

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Statements

Statement of Assets and Liabilities

November 30, 2012 (unaudited)

	Franklin Templeton Global Allocation Fund
Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$34,771,499
Cost - Sweep Money Fund (Note 7)	6,090,432
Total cost of investments	$40,861,931
Value - Unaffiliated issuers	$36,428,040
Value - Sweep Money Fund (Note 7)	6,090,432
Total value of investments	42,518,472
Cash	50,834
Restricted Cash (Note 1d)	120,000
Foreign currency, at value (cost $34,119)	34,197
Receivables:	
Investment securities sold	333,637
Capital shares sold	66,106
Dividends and interest	186,207
Affiliates	20,155
Variation margin	10,106
Unrealized appreciation on forward exchange contracts	218,970
Total assets	43,558,684
Liabilities:	
Payables:	
Investment securities purchased	680,845
Capital shares redeemed	1,602
Due to brokers	120,000
Unrealized depreciation on forward exchange contracts	109,646
Options written, at value (premiums received $38)	57,784
Deferred tax	875
Accrued expenses and other liabilities	96,789
Total liabilities	1,067,541
Net assets, at value	$42,491,143
Net assets consist of:	
Paid-in capital	$40,401,558
Undistributed net investment income	136,731
Net unrealized appreciation (depreciation)	1,853,930
Accumulated net realized gain (loss)	98,924
Net assets, at value	$42,491,143

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton International Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

November 30, 2012 (unaudited)

	Franklin Templeton Global Allocation Fund
Class A:	
Net assets, at value	$21,652,708
Shares outstanding	2,068,743
Net asset value per share[a]	$10.47
Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.11
Class C:	
Net assets, at value	$ 4,879,628
Shares outstanding	469,556
Net asset value and maximum offering price per share[a]	$10.39
Class R:	
Net assets, at value	$ 2,087,755
Shares outstanding	200,134
Net asset value and maximum offering price per share	$10.43
Advisor Class:	
Net assets, at value	$13,871,052
Shares outstanding	1,323,660
Net asset value and maximum offering price per share	$10.48

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Statements *(continued)*

Statement of Operations

for the six months ended November 30, 2012 (unaudited)

	Franklin Templeton Global Allocation Fund
Investment income:	
Dividends (net of foreign taxes of $17,175)	$ 216,544
Interest (net of foreign taxes of $3,108)	115,027
Total investment income	331,571
Expenses:	
Management fees (Note 3a)	150,030
Administrative fees (Note 3b)	40,008
Distribution fees: (Note 3c)	
Class A	14,631
Class C	19,368
Class R	5,048
Transfer agent fees	9,726
Custodian fees (Note 4)	9,626
Reports to shareholders	13,235
Registration and filing fees	46,610
Professional fees	46,372
Amortization of offering costs	87,842
Other	9,448
Total expenses	451,944
Expenses waived (Note 3f)	(212,279)
Net expenses	239,665
Net investment income	91,906
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments	(198,895)
Written options (Note 6)	(79,580)
Foreign currency transactions	126,440
Futures contracts	202,994
Net realized gain (loss)	50,959
Net change in unrealized appreciation (depreciation) on:	
Investments	3,585,673
Translation of other assets and liabilities denominated in foreign currencies	(54,935)
Change in deferred taxes on unrealized appreciation	1,682
Net change in unrealized appreciation (depreciation)	3,532,420
Net realized and unrealized gain (loss)	3,583,379
Net increase (decrease) in net assets resulting from operations	$3,675,285

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

Franklin Templeton International Trust

Financial Statements *(continued)*

Statement of Changes in Net Assets

	Franklin Templeton Global Allocation Fund	
	Six Months Ended November 30, 2012 (unaudited)	Period Ended May 31, 2012[a]
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 91,906	$ 185,101
Net realized gain (loss) from investments, written options, foreign currency transactions and futures contracts	50,959	(68,385)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	3,532,420	(1,678,490)
Net increase (decrease) in net assets resulting from operations	3,675,285	(1,561,774)
Distributions to shareholders from:		
Net investment income:		
Class A	—	(97,701)
Class C	—	(9,031)
Class R	—	(8,860)
Advisor Class	—	(79,621)
Total distributions to shareholders	—	(195,213)
Capital share transactions: (Note 2)		
Class A	1,751,130	18,907,240
Class C	855,156	3,826,982
Class R	1,400	2,000,056
Advisor Class	(42,176)	13,273,057
Total capital share transactions	2,565,510	38,007,335
Net increase (decrease) in net assets	6,240,795	36,250,348
Net assets:		
Beginning of period	36,250,348	—
End of period	$42,491,143	$36,250,348
Undistributed net investment income included in net assets:		
End of period	$ 136,731	$ 44,825

[a]For the period September 1, 2011 (commencement of operations) to May 31, 2012.

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited)

Franklin Templeton Global Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin Templeton Global Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund s significant accounting policies.

a. Financial Instrument Valuation

The Fund s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust s Board of Trustees (the Board), the Fund s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves,

Semiannual Report | 37

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy

38 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Semiannual Report | 39

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund s investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net unrealized loss position.

At November 30, 2012, the Fund had OTC derivatives in a net unrealized loss position for such contracts of $81,470.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate, certain foreign currencies, credit, and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund s investment objectives.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

40 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

d. Restricted Cash

At November 30, 2012, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund s custodian and is reflected in the Statement of Assets and Liabilities.

e. Exchange Traded Notes

The Fund purchases exchange traded notes. Exchange traded notes are senior, unsecured, unsub-ordinated debt securities issued by an underwriting bank. Exchange traded notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of exchange traded notes include the credit risk of the issuer and the potential inability of the Fund to dispose of the exchange traded note in the normal course of business.

f. Investment in GAF Holdings Corp. (GAF Subsidiary)

The Fund invests in certain financial instruments through its investment in the GAF Subsidiary. The GAF Subsidiary is a Cayman Islands exempted liability company, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. The financial statements include the accounts of the Fund and the GAF Subsidiary.

g. Income and Deferred Taxes

It is the Fund s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities based on the technical

Semiannual Report | 41

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
g.	Income and Deferred Taxes (continued)

merits of the tax position. As of November 30, 2012 and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

i. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

42 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

1. Organization and Significant Accounting Policies *(continued)*

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2012, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

	Six Months Ended November 30, 2012		Period Ended May 31, 2012[a]	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	258,837	$2,596,856	1,925,030	$19,210,545
Shares issued in reinvestment of distributions	—	—	2,012	19,037
Shares redeemed	(85,131)	(845,726)	(32,005)	(322,342)
Net increase (decrease)	173,706	$1,751,130	1,895,037	$18,907,240
Class C Shares:				
Shares sold	97,183	$ 965,797	390,357	$ 3,897,173
Shares issued in reinvestment of distributions	—	—	270	2,551
Shares redeemed	(10,889)	(110,641)	(7,365)	(72,742)
Net increase (decrease)	86,294	$ 855,156	383,262	$ 3,826,982
Class R Shares:				
Shares sold	134	$ 1,400	200,000	$ 2,000,056

Semiannual Report | 43

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended November 30, 2012		Period Ended May 31, 2012[a]	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Shares sold	12,245	$ 123,180	1,328,952	$13,288,033
Shares issued in reinvestment of distributions	—	—	103	971
Shares redeemed	(16,091)	(165,356)	(1,549)	(15,947)
Net increase (decrease)	(3,846)	$ (42,176)	1,327,506	$13,273,057

[a]For the period September 1, 2011 (commencement of operations) to May 31, 2012.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Templeton Global Advisors Limited (TGAL)	Investment manager
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $1 billion
0.730%	Over $1 billion, up to and including $5 billion
0.710%	Over $5 billion, up to and including $10 billion
0.690%	Over $10 billion, up to and including $15 billion
0.670%	Over $15 billion, up to and including $20 billion
0.650%	In excess of $20 billion

44 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

3. Transactions with Affiliates *(continued)*

a. Management Fees *(continued)*

Under a subadvisory agreement, Franklin Mutual, FT Institutional, FTIML, TAML, TGAL, and TIC, affiliates of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$9,106
CDSC retained	$ 97

Semiannual Report | 45

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

3. Transactions with Affiliates *(continued)*

e. Transfer Agent Fees

For the period ended November 30, 2012, the Fund paid transfer agent fees of $9,726, of which $5,933 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2013.

g. Other Affiliated Transactions

At November 30, 2012, Advisers owned 73.85% of the Fund's outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2012, there were no credits earned.

5. Income Taxes

At November 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$40,996,660
Unrealized appreciation	$ 2,660,231
Unrealized depreciation	(1,138,419)
Net unrealized appreciation (depreciation)	$ 1,521,812

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, offering costs, wash sales, and financial futures transactions.

46 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2012, aggregated $9,521,930 and $6,054,809, respectively.

Transactions in options written during the period ended November 30, 2012, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at May 31, 2012	9	$ —
Options written	40	643
Options expired	(1)	(296)
Options exercised	—	—
Options closed	(24)	(309)
Options outstanding at November 30, 2012	24	$ 38

See Notes 1(c) and 9 regarding derivative financial instruments and other derivative information, respectively.

7. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report | 47

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

9. Other Derivative Information

At November 30, 2012, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Interest rate contracts	Net assets consist of – net unrealized appreciation (depreciation)	$ 44,987[a]	Net assets consist of – net unrealized appreciation (depreciation)	$ 10,791[a]
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	218,970	Unrealized appreciation on forward exchange contracts	109,646
Equity contracts	Net assets consist of – net unrealized appreciation (depreciation)	174,523[a]	Net assets consist of – net unrealized appreciation (depreciation)	64,589[a]
	Investments, at value	—	Options written, at value	57,784

[a]Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended November 30, 2012, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Interest rate contracts	Net realized gain (loss) from futures contracts / Net change in unrealized appreciation (depreciation) on investments	$ 4,428	$119,725
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	15,277	(65,173)
Equity contracts	Net realized gain (loss) from futures contracts / Net change in unrealized appreciation (depreciation) on investments	198,566	230,664
	Net realized gain (loss) from investments and written options / Net change in unrealized appreciation (depreciation) on investments	(58,722)	(86,582)

For the period ended November 30, 2012, the average month end market value of derivatives represented 1.70% of average month end net assets. The average month end number of open derivative contracts for the period was 153.

See Note 1(c) regarding derivative financial instruments.

48 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

10. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended November 30, 2012, the Fund did not use the Global Credit Facility.

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 quoted prices in active markets for identical financial instruments
  Level 2 other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 significant unobservable inputs (including the Fund s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 49

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Global Allocation Fund

11. Fair Value Measurements *(continued)*

A summary of inputs used as of November 30, 2012, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Other Equity Investments[b]	$20,340,937	$ —	$ —	$20,340,937
Options Purchased	—	—[c]	—	—
Corporate Bonds	—	800,190	—	800,190
Exchange Traded Notes	1,869,970	—	—	1,869,970
Foreign Government and Agency Securities	—	6,061,112	—	6,061,112
U.S. Government and Agency Securities	—	2,481,920	—	2,481,920
Short Term Investments	7,140,392	3,823,951	—	10,964,343
Total Investments in Securities	$29,351,299	$13,167,173	$ —	$42,518,472
Forward Exchange Contracts	—	218,970	—	218,970
Futures Contracts	219,510	—	—	219,510
Liabilities:				
Forward Exchange Contracts	—	109,646	—	109,646
Futures Contracts	75,380	—	—	75,380
Options Written	9	57,775	—	57,784

[a]Includes common and preferred stocks.

[b]For detailed categories, see the accompanying Statement of Investments.

[c]Includes securities determined to have no value at November 30, 2012.

12. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. The ASU is effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

50 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

ABBREVIATIONS

Counterparty			Currency		Selected Portfolio

BOFA	-	Bankof America Corp.	AUD	- Australian Dollar	ADR	- American Depositary Receipt
BZWS	-	Barclays Bank PLC	CAD	-CanadianDollar	ETN	- Exchange Traded Note
CITI	-	Citigroup, Inc.	CHF	- Swiss Franc	GDR	- Global Depositary Receipt
DBAB	-	Deutsche Bank AG	EUR	- Euro
FBCO	-	Credit Suisse Group AG	GBP	- British Pound
HSBC	-	HSBC Bank USA, NA.	HUF	-HungarianForint
JPHQ	-	JP Morgan Chase & Co.	IDR	-IndonesianRupiah
MSCO	-	Morgan Stanley	ILS	- New Israeli Shekel
RBS	-	The Royal Bank of Scotland	KRW	- South Korean Won
		Group PLC	MXN	- Mexican Peso
SCFX	-	Standard Chartered Bank	MYR	- Malaysian Ringgit
SSBT	-	State Street Bank Corp.	NOK	- Norwegian Krone
UBSW	-	UBS AG	PLN	- Polish Zloty
			SEK	- Swedish Krona
			SGD	-SingaporeDollar

Semiannual Report | 51

Franklin Templeton International Trust

Shareholder Information

Franklin Templeton Global Allocation Fund

Proxy Voting Policies and Procedures

The Fund s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission s website at sec.gov. The filed form may also be viewed and copied at the Commission s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

52 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | **ASSET ALLOCATION** | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Templeton Global Allocation Fund

Investment Manager
Franklin Advisers, Inc.

Subadvisors
Franklin Mutual Advisers, LLC
Franklin Templeton Institutional, LLC
Franklin Templeton Investment Management Limited
Templeton Asset Management Limited
Templeton Global Advisors Limited
Templeton Investment Counsel, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012-2013 Franklin Templeton Investments. All rights reserved.

099 S 01/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer